Segmented information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property and equipment (note 8)	$ 618	$ 271
Europe [Member]
Property and equipment (note 8)	132	0
Rest Of World [Member]
Property and equipment (note 8)	$ 486	$ 271